Borrowings and financial liabilities -Convertible notes to NEGMA following termination (Details)					1 Months Ended	12 Months Ended
		Nov. 18, 2020 EUR (€) shares	May 07, 2020 EUR (€) shares	Apr. 06, 2020 EUR (€) shares	Jan. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) item	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) item shares	Dec. 31, 2018 EUR (€)
Disclosure of other provisions [line items]
Value of shares to be delivered recorded as financial indemnity expense									€ 1,394,000
Financial expenses									6,364,000	€ 2,878,000	€ 215,000
Financial income related to Negma returning to Biophytis damages paid									419,000
Financial income									421,000	€ 18,000	€ 17,000
Biophytis shares to be received from Negma	[1]								(1,394,000)
Bonds converted to new shares | item						310				242
Number of warrants exercised | shares							3,860,142
Exercise of warrants (in shares) | shares							694,444
Convertible notes to NEGMA
Disclosure of other provisions [line items]
Penalty			€ 7,000	€ 910,900
Damages			€ 378,000						378,000
Number of shares to be delivered | shares			2,050,000				2,050,000
Value of shares to be delivered recorded as financial indemnity expense			€ 1,394,000						1,394,000
Financial expenses									1,779,000
Non-extinguishment of liability in principal amount						€ 1,400,000	€ 1,400,000	€ 1,400,000	1,400,000
Number of shares to be returned | shares		2,050,000	2,050,000				2,050,000
Financial income related to Negma returning to Biophytis damages paid		€ 378,000
Penalty payment to be received from investor		41,000
Financial income		€ 419,000
Value of shares to be returned			€ 1,394,000						23,500,000
Bonds converted to new shares						68		68		242
Number of shares issued upon conversion of bonds | shares							3,400,000			10,499,841
Provisions for litigation
Disclosure of other provisions [line items]
Damages claimed, monetary				€ 910,900
Damages claimed in shares | shares				7,000,000			7,000,000
Penalty			7,000						7,000
Damages			€ 378,000
Number of shares to be delivered | shares			2,050,000				2,050,000
Value of shares to be delivered recorded as financial indemnity expense									1,394,000
Number of shares to be returned | shares		2,050,000					2,050,000
Financial income related to Negma returning to Biophytis damages paid		€ 378,000							€ 911,000
Provisions for litigation | Convertible notes to NEGMA
Disclosure of other provisions [line items]
Damages claimed, monetary				€ 910,900
Damages claimed in shares | shares				7,000,000
Principal amount of loan				€ 1,400,000
Number of shares to be returned | shares		2,050,000
Financial income related to Negma returning to Biophytis damages paid					€ 419,000

[1]	The judgment of the Paris Court of Appeal of November 18, 2020, in favour of Biophytis, ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized as of December 31, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,394 thousand in counterparts of the offset of the financial indemnity previously recorded as financial expense (see notes 12.2 and 14).